Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Debt
Total debt	$ 945	$ 947
Less: short-term debt and current portion of long-term debt	4	6
Long-term debt	941	941
Term Loan Facility due August 2024
Debt
Total debt	357	359
Senior Secured Notes due July 2025
Debt
Total debt	216	215
Senior Unsecured Notes due July 2025
Debt
Total debt	372	372
Other
Debt
Total debt	$ 0	$ 1